Document and Entity Information	May 22, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	RENAISSANCERE HOLDINGS LTD
Amendment Flag	true
Entity Central Index Key	0000913144
Document Type	8-K/A
Document Period End Date	May 22, 2023
Entity Incorporation State Country Code	D0
Entity File Number	001-14428
Entity Tax Identification Number	98-0141974
Entity Address, Address Line One	Renaissance House
Entity Address, Address Line Two	12 Crow Lane
Entity Address, City or Town	Pembroke
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 19
City Area Code	(441)
Local Phone Number	295-4513
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	As reported in a Current Report on Form 8-K (the “Original Form 8-K”) filed with the Securities and Exchange Commission by RenaissanceRe Holdings Ltd. (“RenaissanceRe”) on May 22, 2023, RenaissanceRe and American International Group Inc. (“AIG”) entered into a Stock Purchase Agreement (the “Stock Purchase Agreement”), pursuant to which, upon the terms and subject to the conditions thereof, RenaissanceRe agreed to, or to cause one of its subsidiaries to, purchase acquire and accept from certain subsidiaries of AIG, all of AIG’s right, title and interest in the shares of certain direct and indirect subsidiaries of AIG, including Validus Holdings, Ltd. and Validus Specialty, LLC. This Current Report on Form 8-K/A (this “Amendment”) amends and supplements the Original Form 8-K in order to file the Stock Purchase Agreement as Exhibit 2.1 hereto. No other modifications to the Original Form 8-K are being made by this Amendment. This Amendment should be read in connection with the Original Form 8-K, which provides a more complete description of the Stock Purchase Agreement.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares, Par Value $1.00 per share
Trading Symbol	RNR
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11000th Interest In A Series F 5.750 Preference Share Par Value 1.00 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a Series F 5.750% Preference Share, Par Value $1.00 per share
Trading Symbol	RNR PRF
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11000th Interest In A Series G 4.20 Preference Share Par Value 1.00 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a Series G 4.20% Preference Share, Par Value $1.00 per share
Trading Symbol	RNR PRG
Security Exchange Name	NYSE